SUBSEQUENT EVENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issuance of shares			3,480,000
Proceeds from exercise of options	$ 80,000	$ 125,657	$ 5,250
Stock options [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares	400,000
Proceeds from exercise of options	$ 42,500